PREFERRED SHARES AND WARRANTS TO PREFERED SHARES (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended					3 Months Ended	12 Months Ended
		Oct. 04, 2019 USD ($) shares $ / shares	Jul. 02, 2018 $ / shares shares	Jan. 11, 2015 USD ($) shares	Jul. 31, 2019 USD ($) shares	Jul. 20, 2019 USD ($) shares $ / shares	Oct. 31, 2017 $ / shares	Jan. 29, 2015 USD ($)	Dec. 29, 2014 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares											1,177,131	143,000	1,944,670
Effective price per share | $ / shares						$ 3.69
Reclassification from other reserves to additional paid in capital | $						$ 1,400
Options exercised	[1]										662,251	31,460
2016 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							$ 6.99
Additional Centillion preferred share purchase agreement [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased				5,111					2,555
Proceeds from issue of preferred shares | $				$ 2,500					$ 1,300
Warrants issued to purchase preferred shares				1,277					639
Second amendment to Centillion preferred share purchase agreement [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of preferred shares | $								$ 2,500
Percentage of discount applicable to price per share								25.00%
Preferred Shares Series B- 1 [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase preferred shares			467,220
Number of warrants converted into additional warrants to purchase ordinary shares			3,594
Exercise price of warrants | $ / shares			$ 681.585
Preferred Shares Series B- 1 [Member] | 2016 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Shares issued in conversion of debt										13,229
Shares issued in conversion of debt, value | $										$ 9,000
Shares issued in conversion of debt, price per share | $ / shares										$ 681.585
Preferred Shares Series B- 1 [Member] | 2016 Convertible Loan [Member] | Related parties [member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased										1,834
Number of preferred shares purchased after share split										238,420
Warrants issued to purchase preferred shares										733
Warrants issued to purchase shares after share split										95,290
Fair value of preferred shares | $										$ 1,600
Fair value of warrants | $										$ 264
Series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase preferred shares			332,020
Number of warrants converted into additional warrants to purchase ordinary shares			2,554
Number of preferred shares converted to ordinary shares following closing of IPO			10,222
Conversion into ordinary shares			1,328,860									1,328,860
Series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares												387,530
Series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased										7,089
Proceeds from issue of preferred shares | $										$ 6,400
Exercise price of warrants | $ / shares										$ 908.78
Conversion into ordinary shares												1,856,790
Series B preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of preferred shares | $										$ 13,000
Preferred shares, price per share | $ / shares										$ 908.78
Warrants issued to purchase preferred shares										14,283
Total consideration net of issuance costs | $										$ 12,100
Series B preferred shares [Member] | Broker dealer [Member]
Disclosure of classes of share capital [line items]
Preferred shares, price per share | $ / shares										$ 908.78
Warrants issued to purchase preferred shares										526
Additional issuance costs | $										$ 198
Shareholders exercised his right to acquire ordinary shares [Member]
Disclosure of classes of share capital [line items]
Options exercised					32,500
Value of options exercised | $					$ 100
Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares			$ 8.4
Options granted to purchase ordinary shares						443,950
Warrant term			five years
Exceeds sales price per share | $ / shares			$ 24.00
Percentage of per unit price			300.00%
Warrants [Member] | 2016 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares		467,220
Effective price per share | $ / shares		$ 5.24
Reclassification from other reserves to additional paid in capital | $		$ 1,200
Centillion preferred share purchase agreement [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased				5,111
Proceeds from issue of preferred shares | $				$ 2,500
Warrants issued to purchase preferred shares				1,277

[1]	The total intrinsic value of options exercised during the year ended December 31, 2019, was approximately $2,391 thousand.